Consolidated Statements of Changes In Shareholders' Equity - SGD ($) $ in Thousands	Total		Share capital [member]	Preference shares [member]	Share reserve [member]	Capital reserve [member]	Warrant reserve [member]	Translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2020	$ (26,515)		$ 36,553	$ 59,339	$ 11,630	$ 785	$ 5,742	$ (2,930)	$ (137,634)
Loss for the year	(187,413)	[1]	0	0	0	0	0	0	(187,413)
Other comprehensive income/(loss) for the year	5,636		0	0	0	0	0	5,672	(36)
Total comprehensive loss	(181,777)		0	0	0	0	0	5,672	(187,449)
Employee share grant and option scheme	8,542		0	0	8,542	0	0	0	0
Non-executive directors share grant and option scheme	2,108		0	0	2,108	0	0	0	0
Conversion of preference shares to ordinary shares	336,117		395,456	(59,339)	0	0	0	0	0
Issuance of shares	248,716		252,338	0	(3,622)	0	0	0	0
Ending balance at Dec. 31, 2021	387,191		684,347	0	18,658	785	5,742	2,742	(325,083)
Total transactions with owners, recognised directly in equity	595,483		647,794	$ (59,339)	7,028	0	0	0	0
Loss for the year	(129,193)	[1]	0		0	0	0	0	(129,193)
Other comprehensive income/(loss) for the year	(19,718)		0		0	0	0	(19,703)	(15)
Total comprehensive loss	(148,911)	[1]	0		0	0	0	(19,703)	(129,208)
Employee share grant and option scheme	3,856		0		3,856	0	0	0	0
Non-executive directors share grant and option scheme	1,848		0		1,848	0	0	0	0
Shares issued to PIPE investors, amount	178,653		178,653		0	0	0	0	0
Transaction cost in relation to issuance of PIPE shares	7,664		7,664		0	0	0	0	0
Reorganisation, amount	217,581		217,581		0	0	0	0	0
Issuance of shares	1,733		8,403		(6,670)	0	0	0	0
Expiration of warrants	0		0		0	0	(5,742)	0	5,742
Ending balance at Dec. 31, 2022	634,287		1,081,320		17,692	785	0	(16,961)	(448,549)
Total transactions with owners, recognised directly in equity	396,007		396,973		(966)	0	(5,742)	0	5,742
Loss for the year	(15,269)		0		0	0	0	0	(15,269)
Other comprehensive income/(loss) for the year	(20,952)		0		0	0	0	(20,952)	0
Total comprehensive loss	(36,221)		0		0	0	0	(20,952)	(15,269)
Employee share grant and option scheme	5,678		0		5,678	0	0	0	0
Non-executive directors share grant and option scheme	541		0		541	0	0	0	0
Issuance of shares	527		13,223		(12,696)	0	0	0	0
Ending balance at Dec. 31, 2023	604,812		1,094,543		11,215	785	0	(37,913)	(463,818)
Total transactions with owners, recognised directly in equity	$ 6,746		$ 13,223		$ (6,477)	$ 0	$ 0	$ 0	$ 0

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).